CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Revenues	₩ 463,618	₩ 413,938	₩ 405,953
Online games	89,256	75,370	89,545
Mobile games	358,772	320,164	298,324
Other revenue	15,590	18,404	18,084
Cost of revenues	(267,365)	(224,173)	(239,045)
Gross profit	196,253	189,765	166,908
Selling, general and administrative expenses	(77,614)	(75,631)	(62,400)
Research and development	(13,797)	(16,570)	(15,034)
Other income	605	607	658
Other expenses	(739)	(1,452)	(1,764)
Operating profit	104,708	96,719	88,368
Finance income	15,953	5,268	3,476
Finance costs	(10,779)	(2,686)	(3,833)
Profit before income tax	109,882	99,301	88,011
Income tax expenses	26,824	33,421	25,455
Profit for the year	83,058	65,880	62,556
Items that may be subsequently reclassified to income or loss:
Foreign currency translation adjustments	285	3,274	(1,319)
Items that will not be reclassified to income or loss:
Remeasurement of defined benefit liabilities	(4)	(3)	0
Total comprehensive income (loss) for the year	83,339	69,151	61,237
Profit (loss) attributable to:
Owners of the Parent Company	83,162	65,947	62,703
Non‑controlling interest	(104)	(67)	(147)
Total comprehensive income (loss) attributable to:
Owners of the Parent Company	83,457	69,172	61,384
Non-controlling interest	₩ (118)	₩ (21)	₩ (147)
Earnings per share (in Korean won)
Basic earnings per share (in korean won per share)	₩ 11,968	₩ 9,490	₩ 9,023
Diluted earnings per share (in korean won per share)	₩ 11,968	₩ 9,490	₩ 9,023